Note O - Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Fair Value, Assets Measured on Recurring and Nonrecurring Basis [Table Text Block]
	Fair Value Measurements at December 31, 2019, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$16,736	----
Agency mortgage-backed securities, residential	----	88,582	----
Interest rate swap derivatives	----	465	----
Interest rate swap derivatives	----	(465)	----
	Fair Value Measurements at December 31, 2018, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
U.S. Government sponsored entity securities	----	$16,630	----
Agency mortgage-backed securities, residential	----	85,534	----
Interest rate swap derivatives	----	101	----
Interest rate swap derivatives	----	(101)	----
	Fair Value Measurements at December 31, 2019, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:
Owner-occupied	$	----	$	----	$1,664
Commercial and Industrial		----		----	4,559
	Fair Value Measurements at December 31, 2018, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)
Assets:
Impaired loans:
Commercial real estate:	$	----	$	----	$264
Nonowner-occupied

Other real estate owned:
Commercial real estate:
Construction		----		228	----

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
December 31, 2019	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Impaired loans:
Commercial real estate:
Owner-occupied	$1,644	Sales approach	Adjustment to comparables	0%	to	20%	9.7%
Commercial and Industrial	4,559	Sales approach	Adjustment to comparables	0%	to	61%	10.3%
December 31, 2018	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Range			(Weighted Average)
Impaired loans:
Commercial real estate:
Nonowner-occupied	$264	Sales approach	Adjustment to comparables	6.8	to	66.7%	18.0%

Fair Value, by Balance Sheet Grouping [Table Text Block]
		Fair Value Measurements at December 31, 2019 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$52,356	$52,356	$	----	$	----	$52,356
Certificates of deposit in financial institutions	2,360	----		2,360		----	2,360
Securities available for sale	105,318	----		105,318		----	105,318
Securities held to maturity	12,033	----		6,446		5,958	12,404
Loans, net	766,502	----		----		771,285	771,285
Interest rate swap derivatives	465	----		465		----	465
Accrued interest receivable	2,564	----		315		2,249	2,564

Financial Liabilities:
Deposits	821,471	222,607		599,937		----	822,544
Other borrowed funds	33,991	----		34,345		----	34,345
Subordinated debentures	8,500	----		6,275		----	6,275
Interest rate swap derivatives	465	----		465		----	465
Accrued interest payable	1,589	3		1,586		----	1,589
		Fair Value Measurements at December 31, 2018 Using:
	Carrying Value	Level 1	Level 2		Level 3		Total
Financial Assets:
Cash and cash equivalents	$71,180	$71,180	$	----	$	----	$71,180
Certificates of deposit in financial institutions	2,065	----		2,065		----	2,065
Securities available for sale	102,164	----		102,164		----	102,164
Securities held to maturity	15,816	----		7,625		8,609	16,234
Loans, net	770,324	----		----		766,784	766,784
Interest rate swap derivatives	101	----		101		----	101
Accrued interest receivable	2,638	----		312		2,326	2,638

Financial Liabilities:
Deposits	846,704	237,821		607,593		----	845,414
Other borrowed funds	39,713	----		37,644		----	37,644
Subordinated debentures	8,500	----		7,054		----	7,054
Interest rate swap derivatives	101	----		101		----	101
Accrued interest payable	1,255	3		1,252		----	1,255